SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Summary of currency exchange rates used in preparing YS Group's CFS

			Six Months Ended September 30,
	September 30, 2022	March 31, 2022	2022	2021
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1$	7.0998	6.3482	6.7240	6.5284
RMB:1S$	4.9717	4.6932	4.8325	4.8200

			For the Years Ended
	As of March 31,		March 31,
	2022	2021	2022	2021
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1US$	6.3482	6.5713	6.4598	6.8282
RMB:1S$	4.6932	4.8768	4.7850	4.9246

Summary of property, plant and equipment to its residual value over its estimated useful life

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicles	4 – 5 years
Leasehold improvements	Lesser of the lease term or life of assets

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicle	4 – 5 years
Leasehold improvement	Lesser of the lease term or life of assets

Summary of percentage of YS Group's top 5 vendors accounting for total purchases and accounts payable

	Six Months Ended September 30, 2022
	(RMB)	($)
	(Unaudited)	(Unaudited)
Vendor A	21,661,500	$3,051,001	38.8%
Vendor B	10,053,600	1,416,040	18.0%
Vendor C	3,005,828	423,368	5.4%
Vendor D	2,009,315	283,010	3.6%
Vendor I	1,859,500	261,909	3.3%
Total	38,589,743	$5,435,328	69.1%

	Six Months Ended September 30, 2021
	(RMB)	($)
	(Unaudited)	(Unaudited)
Vendor A	11,283,000	$1,589,200	12.5%
Vendor F	9,028,170	1,271,609	10.0%
Vendor D	6,689,566	942,219	7.4%
Vendor G	6,063,000	853,968	6.7%
Vendor H	5,460,000	769,036	6.1%
Total	38,523,736	$5,426,032	42.7%

	For the Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	$5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%

	For the Year Ended March 31, 2021
	(RMB)	(US$)
Vendor A	32,063,500	$4,879,324	37.9%
Vendor F	5,781,888	879,870	6.8%
Vendor G	4,862,320	739,933	$5.7%
Vendor C	4,568,088	695,157	5.4%
Vendor H	3,199,200	486,844	3.8%
Total	50,474,996	$7,681,128	59.6%

	As of March 31, 2022
	(RMB)	(US$)
Vendor E	1,420,549	$223,772	4.6%
Total	1,420,549	$223,772	4.6%

	As of March 31, 2021
	(RMB)	(US$)
Vendor A	1,225,510	$186,494	8.3%
Total	1,225,510	$186,494	8.3%

Summary of YS Group's condensed total assets by geographical area and it's denominated currency

	Denominated	March 31, 2022		September 30, 2022
	Currency	(RMB)		(RMB)	(US$)
				(unaudited)	(unaudited)
PRC	RMB	1,155,124,790	80%	1,316,093,351	$185,370,484	85%
Hong Kong		$2,666,762	0%	194,452,627	27,388,465	13%
Singapore	S$	26,168,621	2%	29,843,991	4,203,497	2%
United States		$5,181,433	0%	4,104,976	578,182	0%
Cayman		$252,611,535	18%	3,943,175	555,392	0%
Total		1,441,753,141	100%	1,548,438,120	$218,096,020	100%